Consolidated Statements of Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Statement [Abstract]
Net revenues	¥ 5,185,822	¥ 97,770,167	$ 14,043,806	¥ 1,338,592
Cost of revenues	3,785,865	61,914,502	8,893,462	4,251,451
Gross profit (loss)	1,399,957	35,855,665	5,150,344	(2,912,859)
Operating expenses:
Research and development	15,415,780	11,817,255	1,697,442	19,594,484
Sales and marketing	4,539,473	34,112,212	4,899,913	5,570,169
General and administrative	40,132,709	81,923,516	11,767,577	43,507,856
Impairment loss of intangible assets and other non-current assets		8,932,439	1,283,065
Provision for loan receivable and other receivables		17,430,825	2,503,781
Total operating expenses	60,087,962	154,216,247	22,151,778	68,672,509
Other operating income, net		588,147	84,482	3,793,418
Loss from continuing operations	(58,688,005)	(117,772,435)	(16,916,952)	(67,791,950)
Other income (loss):
Share of losses of equity method investments	(1,395,234)	(7,850)	(1,128)
Impairment loss of long-term investments	(15,216,510)	(26,814,507)	(3,851,663)	(6,380,802)
Change in fair value of long-term investment				2,750,000
Interest income, net of interest expenses	608,405	3,281,701	471,387	2,409,090
Foreign currency exchange gains (losses), net	(221,605)	51,476	7,394	960,188
Total other loss, net	(16,224,944)	(23,489,180)	(3,374,010)	(261,524)
Loss from continuing operations before income taxes	(74,912,949)	(141,261,615)	(20,290,962)	(68,053,474)
Income tax benefit	(2,109,096)	(7,149,119)	(1,026,907)
Loss from continuing operations, net of income taxes	(72,803,853)	(134,112,496)	(19,264,055)	(68,053,474)
Discontinued operations:
Income (loss) from operations of discontinued operations, net of income taxes	100,640,933			(18,950,969)
Gain from disposal of discontinued operations, net of income taxes		4,894,197	703,007	937,605,948
Income from discontinued operations, net of income taxes	100,640,933	4,894,197	703,007	918,654,979
Net income (loss)	27,837,080	(129,218,299)	(18,561,048)	850,601,505
Net loss attributable to redeemable non-controlling interests from continuing operations	(1,444,363)	(2,820,682)	(405,166)	(3,181,199)
Net loss attributable to non-redeemable non-controlling interests from continuing operations		(4,143,628)	(595,195)	(1,132,602)
Net loss attributable to non-redeemable non-controlling interests from discontinued operations	(352,101)			(10,608)
Net income (loss) attributable to ATA Creativity Global	29,633,544	(122,253,989)	(17,560,687)	854,925,914
Net loss from continuing operations attributable to ATA Creativity Global	(71,359,490)	(127,148,186)	(18,263,694)	(63,739,673)
Net income from discontinued operations attributable to ATA Creativity Global	100,993,034	4,894,197	703,007	918,665,587
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	(2,335,054)	810,197	116,378	(11,437,409)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Total other comprehensive income (loss)	(1,781,184)	810,197	116,378	(11,437,409)
Comprehensive income (loss)	26,055,896	(128,408,102)	(18,444,670)	839,164,096
Comprehensive loss attributable to redeemable non-controlling interests from continuing operations	(1,444,363)	(2,820,682)	(405,166)	(3,181,199)
Comprehensive loss attributable to non-redeemable non-controlling interests from continuing operations		(4,143,628)	(595,195)	(1,132,602)
Comprehensive loss attributable to non- redeemable non-controlling interests from discontinued operations	(352,101)			(10,608)
Comprehensive income (loss) attributable to ATA Creativity Global	¥ 27,852,360	¥ (121,443,792)	$ (17,444,309)	¥ 843,488,505
Basic and diluted earnings (losses) per common share attributable to ATA Creativity Global | (per share)	¥ 0.48	¥ (2.52)	$ (0.36)	¥ 18.25
Basic and diluted losses from continuing operations per common share attributable to ATA Creativity Global | (per share)	(1.72)	(2.62)	(0.37)	(1.81)
Basic and diluted earnings from discontinued operations per common share attributable to ATA Creativity Global | (per share)	¥ 2.20	¥ 0.10	$ 0.01	¥ 20.06